17. Borrowings - Narrative (Details) € in Thousands	Nov. 30, 2016 EUR (€) tranche	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) shares	Sep. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan payable, current			€ 3,083		€ 3,083
Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Floor rate	5.50%
Legal and arrangement fee	€ 236
Final payment fee percentage on principal	10.00%
Warrants to purchase common shares | shares			166,297		53,395
Exercise price of share | $ / shares		$ 2.00		$ 2.30
Expiration period	10 years
Change in fair value of warrant	€ 192
Change in deferred tax on warrant equity	81
Change in transaction cost	€ 8
Exercise period	5 years
Percentage of ownership interest pledged as security	100.00%
Fair value of financial liabilities			€ 4,773		€ 7,169
Senior Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	€ 10,000
Number of tranches | tranche	3
Undrawn borrowings						€ 2,500
Senior Secured Term Loan Facility Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 5,000
Senior Secured Term Loan Facility Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 2,500
EURIBOR | Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	5.50%
Minimum | Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Volatility	75.00%
Maximum | Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Volatility	80.00%